Report Of The Directors Financial Review Risk Report - Net Interest Income Sensitivity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Net Interest Income Sensitivity Analysis [Line Items]
Positive 25 basis points at the beginning of each quarter	$ 2,178	$ 1,709
Negative 25 basis points at the beginning of each quarter	(2,492)	(2,406)
USD
Disclosure Of Net Interest Income Sensitivity Analysis [Line Items]
Positive 25 basis points at the beginning of each quarter	563	577
Negative 25 basis points at the beginning of each quarter	(821)	(985)
HKD
Disclosure Of Net Interest Income Sensitivity Analysis [Line Items]
Positive 25 basis points at the beginning of each quarter	511	504
Negative 25 basis points at the beginning of each quarter	(789)	(797)
GBP
Disclosure Of Net Interest Income Sensitivity Analysis [Line Items]
Positive 25 basis points at the beginning of each quarter	407	61
Negative 25 basis points at the beginning of each quarter	(494)	(261)
EUR
Disclosure Of Net Interest Income Sensitivity Analysis [Line Items]
Positive 25 basis points at the beginning of each quarter	249	153
Negative 25 basis points at the beginning of each quarter	17	9
Other
Disclosure Of Net Interest Income Sensitivity Analysis [Line Items]
Positive 25 basis points at the beginning of each quarter	448	414
Negative 25 basis points at the beginning of each quarter	$ (405)	$ (372)